9. Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	R$ 2,052,416	R$ 1,888,505
Wholesale customers - Municipal governments
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	1,994,905	2,568,205
Wholesale customers - Municipal governments | Guarulhos
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	0	760,598
Wholesale customers - Municipal governments | Maua
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	601,910	530,830
Wholesale customers - Municipal governments | Mogi das Cruzes
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	3,056	2,670
Wholesale customers - Municipal governments | Santo Andre
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	1,164,399	1,048,832
Wholesale customers - Municipal governments | Sao Caetano do Sul
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	2,869	2,604
Wholesale customers - Municipal governments | Diadema
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables	R$ 222,671	R$ 222,671